UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 29, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report
February 29, 2020

VIDENT INTERNATIONAL EQUITY FUND
Ticker: VIDI

VIDENT CORE U.S. EQUITY FUND
Ticker: VUSE

VIDENT CORE U.S. BOND STRATEGY ETF
Ticker: VBND

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

VIDENT FUNDS

VIDENT INTERNATIONAL EQUITY FUND

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident International Equity Fund (“VIDI” or the “Fund”). The following information pertains to the fiscal period of September 1, 2019 through February 29, 2020. The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core International Equity Index (the “Index”). This index strategy seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks, emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience. The Index also seeks to enhance investors’ stock exposures, systematically selecting higher quality stocks with more favorable valuations and with a confirming price trend.

The Fund had negative performance during the fiscal period ending on February 29, 2020. The market price for VIDI decreased 2.06% and the NAV decreased 2.69%, while the Morningstar Global Markets Ex-US Index, a broad market index, gained 0.11% over the same period. The Fund’s Index fell 2.41%. Meanwhile, outstanding shares ended the period at 25,900,000.

For the period, the largest positive contributor to return was Qualicorp Consultoria e Corretora de Seguros SA (QUAL3 BZ), adding 0.30% to the return of the Fund, gaining 55.56% with an average weighting of 0.58%. The second largest contributor to return was BYD Electronic International Company Ltd. (285 HK), adding 0.27% to the return of the Fund, gaining 63.10% with an average weighting of 0.53%. The third largest contributor to return was STMicroelectronics NV (STM FP), adding 0.26% to the return of the Fund, gaining 51.73% with an average weighting of 0.60%.

For the period, the largest negative contributor to return was Telkom SA SOC Ltd. (TKG SJ), detracting 0.35% from the return of the Fund, declining 67.87% with an average weighting of 0.33%. The security contributing second-most negatively was Qudian, Inc. (QD US), detracting 0.33% from the return of the Fund, and declining 67.21% with an average weighting of 0.35%. The third largest negative contributor to return was DNO ASA (DNO NO), detracting 0.24% from the return of the Fund, and declining 47.71% with an average weight of 0.38%.

For the period, the best performing security in the Fund was BYD Electronic International Company Ltd. (285 HK), gaining 63.10% and contributing 0.27% to the return of the Fund. The second-best performing security for the period was Nine Dragons Paper Holdings Ltd. (2689 HK), gaining 59.34% and contributing 0.23% to the return of the Fund. The third-best performing security was Qualicorp Consultoria e Corretora de Seguros SA (QUAL3 BZ), gaining 55.56% for the period and contributing 0.30% to the return of the Fund.

VIDENT INTERNATIONAL EQUITY FUND

For the period, the worst performing security in the Fund was Telkom SA SOC Ltd (TKG SJ), declining 67.87% and reducing the return of the Fund by 0.35%. The second-worst performing security in the Fund was Qudian Inc (QD US), declining 67.21% and reducing the return of the fund by 0.33%. The third-worst performing security in the Fund was DNO ASA (DNO NO), declining 47.71% and reducing the return of the Fund by 0.24%.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT CORE U.S. EQUITY FUND

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident Core U.S. Equity Fund (“VUSE” or the “Fund”). The following information pertains to the fiscal period of September 1, 2019 through February 29, 2020. The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Stock Index (the “Index”). This index strategy represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics. This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges. The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

The Fund had negative performance during the fiscal period ending on February 29, 2020. The market price for VUSE decreased 1.83% and the NAV decreased 2.05%, while Morningstar US Market Total Return Index, a broad market index, gained 1.82% over the same period. The Fund’s Index fell 1.81%. Meanwhile, outstanding shares ended the period at 14,200,000.

For the period, the largest positive contributor to return was Tech Data Corporation (TECD US), adding 0.26% to the return of the Fund, gaining 55.22% with an average weighting of 0.52%. The second largest contributor to return was Qorvo, Inc. (QRVO US), adding 0.21% to the return of the Fund, gaining 40.81% with an average weighting of 0.61%. The third largest contributor to return was Cirrus Logic, Inc. (CRUS US), adding 0.18% to the return of the Fund, gaining 27.96% with an average weighting of 0.67%.

For the period, the largest negative contributor to return was Big Lots, Inc. (BIG US), detracting 0.22% from the return of the Fund, declining 41.57% with an average weighting of 0.07%. The security contributing second-most negatively was Pilgrim’s Pride Corporation (PPC US), detracting 0.18% from the return of the Fund, and declining 32.09% with an average weighting of 0.55%. The third largest negative contributor to return was Tyson Foods, Inc. (TSN US), detracting 0.15% from the return of the Fund, and declining 26.31% with an average weight of 0.53%.

For the period, the best performing security in the Fund was Office Depot, Inc. (ODP US), gaining 84.61% and contributing 0.16% to the return of the Fund. The second-best performing security for the period was Winnebago Industries, Inc. (WGO US), gaining 62.90% and contributing 0.13% to the return of the Fund. The third-best performing security was Tech Data Corporation (TECD US), gaining 55.22% for the period and contributing 0.26% to the return of the Fund.

VIDENT CORE U.S. EQUITY FUND

For the period, the worst performing security in the Fund was Peabody Energy Corporation (BTU US), declining 62.89% and reducing the return of the Fund by 0.15%. The second-worst performing security in the Fund was NETGEAR, Inc. (NTGR US), declining 45.65% and reducing the return of the Fund by 0.03%. The third-worst performing security in the Fund was Big Lots, Inc. (BIG US), declining 41.57% and reducing the return of the Fund by 0.22%.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT CORE U.S. BOND STRATEGY ETF

Dear Shareholders,

Thank you for your investment in the Vident Core U.S. Bond Strategy ETF (the “Fund” or “VBND”). The information presented in this Report relates to VBND for the six-month period between September 1, 2019, our last fiscal year-end, and February 29, 2020 (the “Period”).

The Fund seeks to track the price and yield performance, before fees and expenses, of the Vident Core U.S. Bond Index. This index strategy seeks to diversify interest rate and credit risks by applying a systematic, rules-based selection process that diversifies across fixed-income sectors, and the screening of corporate bond issuers for leadership, governance and creditworthiness.

For this six-month period ended on February 29, 2020, the Fund’s total return (based on its share price) was 2.62%.  At the NAV level, its return was 2.45%. VBND made regular quarterly distributions to shareholders during this semi-annual period.

When accounting for dividend reinvestment, the total return for VBND was 2.45%, while the FTSE Broad Investment-Grade Bond Index, a broad market index, gained 3.34% over the same Period. The Fund’s Index returned 2.83%. Meanwhile, outstanding shares ended the period at 9,000,000.

For the period, the three largest positive contributors to return were all U.S. Treasury Notes.  UST 3 3/4 11/15/43 added 0.17% to the return of the Fund, gaining 6.10% with an average weighting of 2.09%.  UST 4 3/8 05/15/41 added 0.14% to the return of the Fund, gaining 6.02% with an average weighting of 2.05%.  UST 3 5/8 08/15/43 added 0.10% to the return of the Fund, gaining 6.12% with an average weighting of 1.32%.

For the period, the three largest negative contributors to return were corporate bonds, specifically all energy sector names.  Denbury Resources, Inc. (DNR 7 3/4 02/15/24) detracted 0.11% from the return of the Fund, declining 30.20% with an average weighting of 0.05%.  Extraction Oil & Gas, Inc. (XOG 5 5/8 02/01/26) detracted 0.08% from the return of the Fund, declining 34.52% with an average weighting of 0.08%. Peabody Energy Corporation (BTU 6 3/8 3/31/25) detracted 0.05% from the return of the Fund, declining 19.59% with an average weight of 0.08%.

For the period, the best performing security in the Fund was L Brands, Inc. (LB 6 3/4 07/01/36), gaining 24.36% and contributing 0.09% to Fund return.  The second-best performing security for the period was Adient Global Holdings Ltd. (ADNT 4 7/8 8/15/26), gaining 24.29% and contributing 0.09% to Fund return.  The third-best performing security was Legg Mason, Inc. (LM 5 5/8 1/15/44), gaining 23.52% for the period and contributing 0.07% to Fund return.

For the period, the worst performing security in the Fund was Extraction Oil & Gas, Inc. (XOG 5 5/8 02/01/26), declining 34.52% and reducing Fund return by 0.08%.  The second-worst performing security was Denbury Resources, Inc. (DNR 7 3/4

VIDENT CORE U.S. BOND STRATEGY ETF

02/15/24), declining 30.20% and reducing Fund return by 0.11%.  The third-worst performing security was Peabody Energy Corp. (BTU 6 3/8 3/31/25), declining 19.59% and reducing Fund return by 0.05%.

In the fixed income market, U.S. interest rates were fairly stable throughout most of this period.  The yield on the five-year Treasury note generally traded in a range between 1.3% and 1.75% from September through mid-February before declining to less than 1% by the end of this period.  Similarly, the yield on the 10-year Treasury Note traded in a range between 1.5% and 2% for much of the period before declining toward 1.15%.  Lower yields on government debt by the end of the period reflected growing concerns over the coronavirus and its possible negative impacts on U.S. and global economic growth.  Yields on investment grade and high yield corporate debt during much of the period were also remarkably stable. Corporate bond spreads, a measure of perceived market risk for corporate bond securities, narrowed gradually throughout the period into mid-February.  But here again, market dynamics began to change late in the period with corporate spreads widening over economic growth concerns.

Facing an inverted yield curve where short-term rates were higher than the rates of longer maturity bonds, the Federal Reserve was active during the period.  The Fed reduced its federal funds rate in mid-September and in late October by a quarter point at each meeting.  The more dovish posture by the Federal Reserve sent yields lower on the short end and helped to reduce the curve inversion. By late fall, the yield curve was back to slightly upward sloping, closer to its traditional shape.

We appreciate your investment in the Vident Core U.S. Bond Strategy ETF.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT FUNDS

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Fund holdings are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the schedules of investments on pages 11-44.

Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange throughout the day at market price. Redemptions are limited and often commissions are charged on each trade. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. A fund that concentrates its investments in the securities of a particular industry or geographic area may be more volatile than a fund that invests in a broader range of industries. VIDI and VBND may invest in illiquid or thinly traded securities which involve additional risks such as limited liquidity and greater volatility. VBND may make investments in debt securities. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.  During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments. VBND may also invest in asset backed and mortgage backed securities which include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The performance of the Funds may diverge from that of the Indices. Because the Funds employ a representative sampling strategy and may also invest up to 20% of their assets in securities that are not included in the Indices, the Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the Indices. The Funds invest in securities included in, or representative of securities included in, the Indices, regardless of their investment merits. Small and medium-capitalization companies tend to have more limited liquidity and greater price volatility than large-capitalization companies. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

The Vident Core International Equity Index (Bloomberg Symbol: VIEQX) is a strategy seeking to balance risk across developed and emerging countries and emphasize those with favorable conditions for growth. The Vident Core U.S. Stock Index (Bloomberg Symbol: VCUSX) is a strategy which seeks to apply principles-based reasoning, expressed through innovative risk design to address the risks and opportunities of U.S. equity investing. It is not possible to invest directly in an index. The Vident Core U.S. Bond Index (Bloomberg Symbol: VUBDX) is a strategy which seeks to diversify and improve interest rate and credit risks of traditional U.S. core bonds.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a Prospectus.

VIDENT INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
As of February 29, 2020 (Unaudited)

	Percentage of
Country	Net Assets
Japan	7.6%
Republic of Korea	7.3%
Sweden	6.9%
Hong Kong	6.6%
Singapore	6.3%
Norway	5.2%
Canada	5.1%
Germany	5.1%
Turkey	4.9%
Switzerland	4.6%
United Kingdom	3.9%
Taiwan	3.9%
China	3.5%
Australia	3.4%
Brazil	3.1%
Thailand	3.1%
Mexico	2.7%
Russian Federation	2.4%
Netherlands	2.1%
Israel	1.9%

(a) Less than 0.05%

	Percentage of
Country	Net Assets
Indonesia	1.3%
Malaysia	1.3%
South Africa	1.2%
Ireland	1.0%
Italy	1.0%
Chile	0.9%
Denmark	0.9%
France	0.9%
Colombia	0.5%
Belgium	0.4%
Spain	0.4%
India	0.0	%(a)
Short-Term Investments	0.1%
Investments Purchased
with Proceeds from
Securities Lending	1.4%
Liabilities in Excess
of Other Assets	(0.9)%
Total	100.0%

VIDENT CORE U.S. EQUITY FUND

PORTFOLIO ALLOCATION
As of February 29, 2020 (Unaudited)

Percentage of
Sector	Net Assets
Information Technology	20.1%
Financials	15.3%
Consumer Discretionary	11.8%
Healthcare	11.6%
Industrials	10.7%
Communication Services	8.0%
Consumer Staples	7.7%
Energy	4.2%
Real Estate	4.1%
Materials	3.3%
Utilities	3.0%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	2.2%
Liabilities in Excess of Other Assets	(2.1)%
Total	100.0%

VIDENT CORE U.S. BOND STRATEGY ETF

PORTFOLIO ALLOCATION
As of February 29, 2020 (Unaudited)

Percentage of
Asset Type	Net Assets
U.S. Government Notes/Bonds	52.4%
Corporate Bonds	33.8%
Mortgage Backed Securities – U.S. Government Agency	11.5%
U.S. Government Agency Issues	1.5%
Short-Term Investments	9.8%
Liabilities in Excess of Other Assets	(9.0)%
Total	100.0%

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS – 97.8%

	Australia – 3.4%
238,908	AGL Energy Ltd.	$2,948,245
1,659,365	Beach Energy Ltd.	1,877,630
311,893	BlueScope Steel Ltd.	2,376,918
490,512	Challenger Ltd.	2,874,779
292,237	Coles Group Ltd.	2,677,443
382,109	Fortescue Metals Group Ltd.	2,483,355
65,673	JB Hi-Fi Ltd. (a)	1,557,786
710,675	Qantas Airways Ltd.	2,533,887
		19,330,043
	Belgium – 0.4%
96,119	Proximus SADP	2,360,821
1,138	UCB SA	104,454
		2,465,275
	Brazil – 2.2%
192,212	Cia de Saneamento Basico do Estado de Sao Paulo	2,485,487
426,673	EDP – Energias do Brasil SA	1,900,885
445,070	JBS SA	2,209,739
1,039,500	Minerva SA (b)	2,621,992
831,012	TIM Participacoes SA	2,950,763
		12,168,866
	Canada – 5.1%
90,568	Air Canada (b)	2,310,838
857,140	Crescent Point Energy Corporation	2,330,660
124,432	Great-West Lifeco, Inc.	2,926,449
50,609	iA Financial Corporation, Inc.	2,408,767
61,555	Magna International, Inc.	2,801,352
157,697	Manulife Financial Corporation	2,650,311
38,240	Onex Corporation	2,146,807
164,430	Parex Resources, Inc. (b)	2,248,992
252,622	Power Corporation of Canada	5,583,711
67,397	Sun Life Financial, Inc.	2,911,575
42,577	Whitecap Resources, Inc.	124,970
		28,444,432

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.8% (Continued)

	Chile – 0.9%
16,054,529	Enel Americas SA	$2,681,202
761,803	SACI Falabella	2,525,940
		5,207,142
	China – 3.5%
204,000	Anhui Conch Cement Company Ltd. – Class H	1,496,025
2,171,000	China Medical System Holdings Ltd.	2,674,383
1,941,000	CNOOC Ltd.	2,660,047
4,438,000	Great Wall Motor Company Ltd. – Class H (a)	3,211,877
732,000	KWG Group Holdings Ltd.	1,072,679
3,304,000	Lenovo Group Ltd. (a)	2,039,284
1,014,929	Qudian, Inc. – ADR (b)	2,659,114
1,613,000	Sinotruk Hong Kong Ltd.	3,083,992
878,000	Yanzhou Coal Mining Company Ltd. – Class H	665,847
		19,563,248
	Colombia – 0.5%
3,340,597	Ecopetrol SA	2,924,268

	Denmark – 0.9%
2,560	AP Moller – Maersk A/S – Class B	2,547,526
76,150	H Lundbeck A/S	2,608,049
		5,155,575
	France – 0.9%
65,297	Criteo SA – ADR (b)	827,313
73,783	Peugeot SA	1,418,732
97,722	Societe Generale SA	2,746,912
		4,992,957
	Germany – 4.4%
12,722	Allianz SE	2,722,240
368,467	Deutsche Bank AG	3,188,980
204,846	Deutsche Lufthansa AG	2,630,414
16,448	Hannover Rueck SE	2,908,848
30,288	Hella GmbH & Company KGaA	1,242,301
1,458	HOCHTIEF AG	142,458
15,143	Merck KGaA	1,813,926
10,821	Muenchener Rueckversicherungs-Gesellschaft
	AG in Muenchen	2,742,187

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.8% (Continued)

	Germany – 4.4% (Continued)
20,367	Rheinmetall AG	$1,841,681
25,303	Siltronic AG	2,339,715
53,075	Suedzucker AG	820,288
67,348	Uniper SE	1,978,191
		24,371,229
	Hong Kong – 6.6%
363,500	China Mobile Ltd.	2,859,285
2,606,000	China Resources Cement Holdings Ltd.	3,280,469
1,397,200	China Taiping Insurance Holdings Company Ltd.	2,854,264
3,722,000	China Unicom Hong Kong Ltd.	2,937,271
1,833,000	Geely Automobile Holdings Ltd.	3,260,005
1,025,000	Haier Electronics Group Company Ltd.	2,933,062
3,762,000	Kunlun Energy Company Ltd.	2,626,094
3,055,000	Nine Dragons Paper Holdings Ltd.	3,606,547
925,500	Shimao Property Holdings Ltd	3,313,395
368,000	Sino Biopharmaceutical Ltd.	532,659
2,101,000	Sun Art Retail Group Ltd.	2,685,208
1,217,000	The Wharf Holdings Ltd.	2,567,349
3,181,000	WH Group Ltd. (c)	3,232,819
		36,688,427
	India – 0.0% (d)
18,314	Tata Motors Ltd. – ADR (b)	167,756

	Indonesia – 1.3%
129,100	Astra International Tbk PT	49,714
5,580,800	Bank Mandiri Persero Tbk PT	2,829,783
5,745,400	Bank Negara Indonesia Persero Tbk PT	2,813,134
5,524,600	Telekomunikasi Indonesian Persero Tbk PT	1,343,848
		7,036,479
	Ireland – 1.0%
18,737	Endo International PLC (b)	103,428
22,294	Jazz Pharmaceuticals PLC (b)	2,554,446
55,082	Perrigo Company PLC	2,792,107
		5,449,981

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.8% (Continued)

	Israel – 1.9%
710,215	Israel Discount Bank Ltd.	$2,971,943
81,495	Mizrahi Tefahot Bank Ltd.	2,100,748
72,669	Plus500 Ltd.	881,421
302,498	Teva Pharmaceutical Industries Ltd. (b)	3,643,249
51,723	Tower Semiconductor Ltd. (b)	995,232
		10,592,593
	Italy – 1.0%
162,908	Assicurazioni Generali SpA	2,909,679
98,357	Eni SpA	1,205,518
505,132	UnipolSai Assicurazioni SpA	1,247,335
		5,362,532
	Japan – 7.6%
105,500	Alfresa Holdings Corporation	1,854,429
600,700	Citizen Watch Company Ltd.	2,377,962
116,500	Dai Nippon Printing Company Ltd.	2,802,740
74,800	Denso Corporation	2,926,399
235,700	Haseko Corporation	3,037,343
260,600	K’s Holdings Corporation	2,867,772
7,900	Makino Milling Machine Company Ltd.	268,790
146,700	Medipal Holdings Corporation	2,681,986
40,400	Otsuka Holdings Company Ltd.	1,528,132
49,300	Sawai Pharmaceutical Company Ltd.	2,797,163
84,600	Seven & I Holdings Company Ltd	2,898,823
156,400	Showa Corporation	3,316,060
115,000	Stanley Electric Company Ltd.	2,810,365
189,200	SUMCO Corporation	2,878,387
55,000	Suzuken Company Ltd.	1,822,880
101,500	Taiyo Yuden Company Ltd.	2,841,793
174,400	Yamazaki Baking Company Ltd.	2,966,894
		42,677,918
	Malaysia – 1.3%
2,116,600	Genting Bhd	2,485,687
1,629,800	MISC Bhd	2,934,800
3,373,200	Sime Darby Bhd	1,600,569
		7,021,056

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.8% (Continued)

	Mexico – 2.7%
4,035,247	Alfa SAB de CV	$2,582,607
3,914,604	America Movil SAB de CV – Series L	3,078,847
1,822,300	Cemex SAB de CV	590,971
1,904,417	Fibra Uno Administracion SA de CV (e)	2,867,713
81,301	Fomento Economico Mexicano SAB de CV	659,147
423,394	Grupo Aeroportuario del Centro Norte SAB de CV	2,755,756
1,163,807	Grupo Mexico SAB de CV	2,734,254
		15,269,295
	Netherlands – 2.1%
40,137	EXOR NV	2,825,202
131,664	Koninklijke Ahold Delhaize NV	3,063,198
149,034	Mylan NV (b)	2,561,894
66,864	Signify NV (c)	1,968,381
722,597	VEON Ltd. – ADR	1,430,742
		11,849,417
	Norway – 5.2%
105,092	Aker BP ASA	2,459,817
2,966,936	DNO ASA	2,022,897
163,664	Equinor ASA	2,440,670
479,065	Leroy Seafood Group ASA	2,904,191
124,539	Mowi ASA	2,602,726
966,059	Norsk Hydro ASA	2,719,138
331,602	Orkla ASA	2,773,444
2,992	Salmar ASA	132,861
403,481	Storebrand ASA	2,530,329
176,194	Telenor ASA	2,796,804
117,177	TGS NOPEC Geophysical Company ASA	2,642,476
86,867	Yara International ASA	3,127,352
		29,152,705
	Republic of Korea – 7.3%
44,677	Daelim Industrial Company Ltd. (b)	2,667,009
81,186	Hankook Tire & Technology Company Ltd.	1,704,605
15,142	Hyundai Mobis Company Ltd.	2,618,213
87,743	Kia Motors Corporation	2,618,925
55,187	LG Electronics, Inc.	2,744,582

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.8% (Continued)

	Republic of Korea – 7.3% (Continued)
24,972	LG Innotek Company Ltd.	$2,673,001
277,963	LG Uplus Corporation	3,021,088
50,108	NHN Corporation (b)	2,875,692
15,833	POSCO	2,548,663
28,314	Samsung Electro-Mechanics Company Ltd.	2,937,476
62,635	Samsung Electronics Company Ltd.	2,795,238
208,085	Samsung Engineering Company Ltd. (b)	2,415,808
14,188	Samsung Fire & Marine Insurance Company Ltd.	2,313,070
6,287	Shinsegae, Inc.	1,221,681
38,584	SK Hynix, Inc.	2,792,535
37,256	Soulbrain Company Ltd.	2,653,474
		40,601,060
	Russian Federation – 2.4%
427,421	Gazprom PJSC – ADR	2,577,348
30,507	LUKOIL PJSC – ADR	2,596,756
46,847	Magnit PJSC – GDR (f)	510,164
302,507	Mobile TeleSystems PJSC – ADR	2,934,318
35,222	Novolipetsk Steel PJSC – GDR (f)	667,105
286,263	Rosneft Oil Company PJSC – GDR (f)	1,731,891
57,585	Severstal PJSC – GDR (f)	696,203
28,492	Tatneft PJSC – ADR	1,697,553
		13,411,338
	Singapore – 6.3%
343,000	BOC Aviation Ltd. (c)	2,977,518
403,000	City Developments Ltd.	2,821,029
1,603,500	ComfortDelGro Corporation Ltd.	2,240,327
241,941	Flex Ltd. (b)	2,687,965
4,307,600	Genting Singapore Ltd.	2,515,364
60,500	Jardine Cycle & Carriage Ltd.	1,163,878
1,128,100	Keppel DC REIT (e)	1,875,182
50,795	Kulicke & Soffa Industries, Inc.	1,159,650
1,807,000	Mapletree Commercial Trust (e)	2,718,851
396,400	Oversea-Chinese Banking Corporation Ltd.	3,010,561
328,200	Singapore Airlines Ltd.	1,881,207
499,600	Singapore Exchange Ltd.	3,039,051

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.8% (Continued)

	Singapore – 6.3% (Continued)
13,419	United Overseas Bank Ltd.	$235,364
340,400	UOL Group Ltd.	1,797,484
200,700	Venture Corporation Ltd.	2,365,490
1,073,500	Wilmar International Ltd.	3,053,518
		35,542,439
	South Africa – 1.2%
400,730	Aspen Pharmacare Holdings Ltd. (b)	2,547,310
62,965	Barloworld Ltd.	324,401
485,860	Harmony Gold Mining Company Ltd. (a)(b)	1,715,636
1,455,018	Telkom SA SOC Ltd.	2,412,158
		6,999,505
	Spain – 0.4%
79,806	Mapfre SA	177,518
195,478	Repsol SA	2,175,151
		2,352,669
	Sweden – 6.9%
128,299	Boliden AB	2,625,504
329,930	Dometic Group AB (g)	2,780,299
130,711	Electrolux AB – Series B	2,621,608
171,159	Getinge AB – Class B	2,826,433
78,441	Hennes & Mauritz AB – Class B	1,402,619
72,479	ICA Gruppen AB	2,689,807
132,887	Kinnevik AB – Class B	2,665,937
166,178	Sandvik AB	2,715,041
137,511	Skanska AB – Class B	2,962,945
168,887	SKF AB – Class B	2,926,532
1,015,531	SSAB AB – Class A	3,066,987
57,193	Swedish Match AB	3,301,173
189,924	Trelleborg AB – Class B	2,905,151
199,080	Volvo AB – Class B	3,055,472
		38,545,508
	Switzerland – 4.6%
52,456	Adecco Group AG	2,784,430
20,698	Chubb Ltd.	3,001,831
10,664	Dufry AG	773,621

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.8% (Continued)

	Switzerland – 4.6% (Continued)
181,931	Ferrexpo PLC	$300,352
1,076,196	Glencore PLC	2,656,605
13,593	Helvetia Holding AG	1,796,110
32,613	Novartis AG	2,737,545
9,781	Roche Holding AG	3,129,475
106,357	STMicroelectronics NV	2,851,779
6,323	Swiss Life Holding AG	2,865,094
28,492	Swiss Re AG	2,697,461
		25,594,303
	Taiwan – 3.9%
1,055,000	Hon Hai Precision Industry Company Ltd.	2,797,817
10,453,000	Innolux Corporation	2,727,215
1,954,000	Lite-On Technology Corporation	2,829,733
486,000	Radiant Opto-Electronics Corporation	1,576,155
913,000	Sino-American Silicon Products, Inc.	3,166,003
2,180,000	Unimicron Technology Corporation	2,879,836
3,316,000	Wistron Corporation	2,962,328
727,000	Zhen Ding Technology Holding Ltd.	2,773,114
		21,712,201
	Thailand – 3.1%
705,800	Kasikornbank PCL – NVDR	2,661,708
4,713,400	Krung Thai Bank PCL – NVDR	2,091,193
774,700	PTT Exploration & Production PCL – NVDR	2,602,383
1,824,270	PTT PCL – NVDR	2,254,683
279,700	Ratch Group PCL – NVDR	522,970
1,914,400	Thanachart Capital PCL – NVDR	3,200,273
997,900	The Siam Commercial Bank PCL – NVDR	2,759,207
360,500	Tisco Financial Group PCL – NVDR	1,125,313
		17,217,730
	Turkey – 4.9%
1,943,606	Eregli Demir ve Celik Fabrikalari TAS	2,565,868
1,822,326	Haci Omer Sabanci Holding AS	2,481,577
923,914	KOC Holding AS	2,542,916
241,383	Koza Altin Isletmeleri AS (b)	2,819,692
263,271	Pegasus Hava Tasimaciligi AS (a)(b)	2,274,934

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 97.8% (Continued)

	Turkey – 4.9% (Continued)
648,720	TAV Havalimanlari Holding AS	$2,113,524
44,320	Turk Hava Yollari AO (a)(b)	83,332
2,328,354	Turk Telekomunikasyon AS (b)	2,805,537
1,300,204	Turkcell Iletisim Hizmetleri AS	2,879,517
1,563,654	Turkiye Garanti Bankasi AS (b)	2,377,039
2,962,985	Turkiye Sise ve Cam Fabrikalari AS (a)	2,290,070
6,088,417	Yapi ve Kredi Bankasi AS (b)	2,231,064
		27,465,070
	United Kingdom – 3.9%
307,366	Barratt Developments PLC	2,972,762
8,662	Berkeley Group Holdings PLC	525,982
68,550	Dialog Semiconductor PLC (b)	2,304,904
243,376	Fiat Chrysler Automobiles NV	3,005,408
364,383	International Consolidated Airlines Group SA	2,196,817
13,540	International Consolidated Airlines Group SA – ADR	165,188
754,819	J Sainsbury PLC	1,887,289
942,057	Kingfisher PLC	2,278,433
467,917	Royal Mail PLC	970,917
1,118,858	Taylor Wimpey PLC	2,889,680
1,594,275	Vodafone Group PLC	2,736,068
		21,933,448
	TOTAL COMMON STOCKS (Cost $581,268,721)	547,266,465

PREFERRED STOCKS – 1.6%

	Brazil – 0.9%
181,693	Cia Paranaense de Energia	2,854,879
212,314	Telefonica Brasil SA	2,511,542
		5,366,421
	Germany – 0.7%
119,818	Schaeffler AG	1,063,446
16,647	Volkswagen AG	2,716,930
		3,780,376
	TOTAL PREFERRED STOCKS (Cost $10,209,358)	9,146,797

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
SHORT-TERM INVESTMENTS – 0.1%

	Money Market Funds – 0.1%
641,428	First American Government
	Obligations Fund – Class X, 1.493% (h)	$641,428
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $641,428)	641,428

INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING – 1.4%

Principal
Amount
	Repurchase Agreements – 1.4%
$521,984	Daiwa Capital Market America, Inc. – 1.610%, dated
	02/28/20, matures 03/02/20, repurchase price $522,007
	(collateralized by various U.S. Government
	obligations: Total Value $532,424)	521,984
1,762,014	Deutsche Bank Securities, Inc. – 1.610%,
	dated 02/28/20, matures 03/02/20, repurchase
	price $1,762,092 (collateralized by various U.S.
	Government obligations: Total Value $1,797,254)	1,762,014
1,762,014	HSBC Securities, Inc. – 1.600%, dated 02/28/20,
	matures 03/02/20, repurchase price $1,762,091
	(collateralized by various U.S. Government
	obligations: Total Value $1,797,254)	1,762,014
1,762,014	MUFG Securities International, Inc. – 1.610%,
	dated 02/28/20, matures 03/02/20, repurchase
	price $1,762,092 (collateralized by various U.S.
	Government obligations: Total Value $1,797,254)	1,762,014

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 1.4% (Continued)

	Repurchase Agreements – 1.4% (Continued)
$1,762,014	RBC Dominion Securities, Inc. – 1.610%, dated
	02/28/20, matures 03/02/20, repurchase
	price $1,762,092 (collateralized by various U.S.
	Government obligations: Total Value $1,797,254)	$1,762,014
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $7,570,040) (i)	7,570,040
	TOTAL INVESTMENTS – 100.9%
	(Cost $599,689,547)	564,624,730
	Liabilities in Excess of Other Assets – (0.9)%	(4,885,750)
	NET ASSETS – 100.0%	$559,738,980

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is out on loan as of February 29, 2020. Total value of securities out on loan is $7,798,002 or 1.4% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 29, 2020, the value of these securities amounted to $8,178,718 or 1.5% of net assets.

(d)	Less than 0.05%.
(e)	Real Estate Investment Trust.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 29, 2020, the value of these securities amounted to $3,605,363 or 0.6% of net assets.

(g)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 29, 2020, the value of these securities amounted to $2,780,299 or 0.5% of net assets.

(h)	Annualized seven-day yield as of February 29, 2020.
(i)
Investments purchased with cash proceeds from securities lending. As of February 29, 2020, total cash collateral has a value of $7,570,040. Additionally, total non-cash collateral has a value of $642,678.

ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NVDR – Non-Voting Depositary Receipt

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS – 99.8%

	Communication Services – 8.0%
1,612	Alphabet, Inc. – Class A (a)	$2,158,871
84,008	Altice USA, Inc. – Class A (a)	2,172,447
60,627	AT&T, Inc.	2,135,283
4,683	Charter Communications, Inc. – Class A (a)	2,309,515
53,131	Cinemark Holdings, Inc.	1,379,281
53,107	Comcast Corporation – Class A	2,147,116
20,899	Electronic Arts, Inc. (a)	2,118,532
62,974	Fox Corporation – Class A	1,935,821
87,293	Liberty Latin America Ltd. – Class C (a)	1,325,981
171,399	Lions Gate Entertainment
	Corporation – Class A (a)(b)	1,362,622
173,168	News Corporation – Class A	2,091,003
30,465	Omnicom Group, Inc. (b)	2,110,615
96,248	Telephone & Data Systems, Inc.	1,938,435
100,655	The Interpublic Group of Companies, Inc.	2,149,991
28,638	T-Mobile US, Inc. (a)	2,582,002
25,183	United States Cellular Corporation (a)	790,998
38,532	Verizon Communications, Inc.	2,086,893
		32,795,406
	Consumer Discretionary – 11.8%
145,087	Bed Bath & Beyond, Inc. (b)	1,568,390
26,260	Best Buy Company, Inc.	1,986,569
83,238	Big Lots, Inc.	1,315,993
64,081	BorgWarner, Inc.	2,024,960
34,974	Cooper Tire & Rubber Company	891,487
38,100	D.R. Horton, Inc.	2,029,587
29,581	Dillards, Inc. – Class A (b)	1,665,114
22,381	Group 1 Automotive, Inc.	1,907,533
30,756	John Wiley & Sons, Inc. – Class A	1,143,816
60,122	KB Home	1,959,376
43,682	Kohl’s Corporation	1,710,150
41,652	La-Z-Boy, Inc.	1,193,330
13,385	Lear Corporation	1,488,412
34,505	Lennar Corporation – Class A	2,082,032
69,928	LKQ Corporation (a)	2,068,470
32,984	Meritage Homes Corporation (a)	2,093,165

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.8% (Continued)

	Consumer Discretionary – 11.8% (Continued)
20,575	Murphy USA, Inc. (a)	$2,006,062
60,731	Nordstrom, Inc.	2,107,366
680,703	Office Depot, Inc.	1,599,652
49,933	PulteGroup, Inc.	2,007,307
75,191	Rent-A-Center, Inc.	1,600,816
20,260	Target Corporation	2,086,780
87,749	The Buckle, Inc. (b)	1,985,760
50,988	Toll Brothers, Inc.	1,888,086
140,247	TRI Pointe Group, Inc. (a)	2,149,986
87,486	Urban Outfitters, Inc. (a)	2,056,796
29,550	Winnebago Industries, Inc.	1,533,349
		48,150,344
	Consumer Staples – 7.7%
14,033	Casey’s General Stores, Inc.	2,287,660
80,735	Darling Ingredients, Inc. (a)	2,074,889
88,177	Edgewell Personal Care Company (a)	2,677,054
27,175	Fresh Del Monte Produce, Inc.	745,139
25,639	Ingredion, Inc.	2,135,729
41,697	Molson Coors Brewing Company – Class B	2,068,588
44,634	Performance Food Group Corporation (a)	1,892,482
84,545	Pilgrim’s Pride Corporation (a)	1,788,972
16,272	Sanderson Farms, Inc.	2,010,568
93,483	Sprouts Farmers Market, Inc. (a)	1,493,858
28,290	Sysco Corporation	1,885,529
20,091	The JM Smucker Company	2,069,172
82,560	The Kroger Company	2,322,413
27,658	Tyson Foods, Inc. – Class A	1,876,042
18,381	Universal Corporation	907,102
56,410	US Foods Holding Corporation (a)	1,897,632
19,858	USANA Health Sciences, Inc. (a)	1,312,614
971	Walmart, Inc.	104,557
		31,550,000
	Energy – 4.2%
81,406	Apache Corporation	2,028,637
11,328	Chevron Corporation	1,057,356
38,229	ConocoPhillips	1,851,048

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.8% (Continued)

	Energy – 4.2% (Continued)
56,377	Delek US Holdings, Inc.	$1,205,340
51,289	HollyFrontier Corporation	1,727,414
75,486	Marathon Oil Corporation	625,024
100,552	Murphy Oil Corporation	1,895,405
225,272	Patterson-UTI Energy, Inc.	1,290,809
24,187	Phillips 66	1,810,639
27,210	Valero Energy Corporation	1,802,662
189,687	WPX Energy, Inc. (a)	1,769,780
		17,064,114
	Financials – 15.3%
42,052	Aflac, Inc.	1,801,928
21,418	American Financial Group, Inc.	1,979,452
14,164	Ameriprise Financial, Inc.	2,001,373
18,062	Assurant, Inc.	2,178,097
22,921	Capital One Financial Corporation	2,023,007
132,114	CNO Financial Group, Inc.	2,116,466
63,073	Federated Hermes, Inc.	1,819,656
37,620	First American Financial Corporation	2,148,102
22,274	Globe Life, Inc.	2,063,909
78,395	Green Dot Corporation (a)	2,677,973
57,345	Legg Mason, Inc.	2,856,928
24,795	LPL Financial Holdings, Inc.	1,970,707
36,281	Mercury General Corporation	1,571,330
46,268	Metlife, Inc.	1,976,569
101,323	Old Republic International Corporation	1,998,090
55,821	OneMain Holdings, Inc.	2,051,422
25,420	Prudential Financial, Inc.	1,917,939
94,229	Radian Group, Inc.	2,001,424
15,131	Reinsurance Group of America, Inc.	1,846,436
30,573	State Street Corporation	2,082,327
37,326	Stifel Financial Corporation (b)	2,032,027
71,809	Synchrony Financial	2,089,642
19,898	The Allstate Corporation	2,094,265
47,255	The Charles Schwab Corporation	1,925,641
16,945	The Hanover Insurance Group, Inc.	2,008,660
39,855	The Hartford Financial Services Group, Inc.	1,990,757

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.8% (Continued)

	Financials – 15.3% (Continued)
65,113	Unum Group	$1,517,784
38,563	Voya Financial, Inc.	2,029,956
146,181	Waddell & Reed Financial, Inc.	2,011,451
30,725	Walker & Dunlop, Inc.	1,992,516
40,980	Western Alliance Bancorp	1,886,719
		62,662,553
	Health Care – 11.6%
27,919	AbbVie, Inc.	2,392,937
22,446	AmerisourceBergen Corporation	1,892,647
10,402	Amgen, Inc.	2,077,591
33,388	AMN Healthcare Services, Inc. (a)	2,457,357
8,050	Anthem, Inc.	2,069,574
36,432	Arena Pharmaceuticals, Inc. (a)	1,624,867
8,295	Biogen, Inc. (a)	2,558,095
36,082	Bristol-Myers Squibb Company	2,131,003
43,463	Cardinal Health, Inc.	2,265,292
35,845	Centene Corporation (a)	1,900,502
11,391	Cigna Corporation	2,083,869
32,566	CVS Health Corporation	1,927,256
28,216	DaVita, Inc. (a)	2,190,126
74,081	Envista Holdings Corporation (a)	1,880,176
33,217	Henry Schein, Inc. (a)	2,024,244
6,628	Humana, Inc.	2,118,839
12,949	Laboratory Corporation of America Holdings (a)	2,275,010
24,418	Magellan Health, Inc. (a)	1,465,324
90,607	MEDNAX, Inc. (a)	1,548,474
99,324	Patterson Companies, Inc.	2,362,918
52,618	Prestige Consumer Healthcare, Inc. (a)	1,965,808
21,094	Quest Diagnostics, Inc.	2,237,230
8,180	UnitedHealth Group, Inc.	2,085,573
		47,534,712
	Industrials – 10.7%
47,515	AECOM (a)	2,135,324
47,568	Arcosa, Inc.	2,043,521
43,260	BMC Stock Holdings, Inc. (a)	1,061,168
86,658	Builders FirstSource, Inc. (a)	1,968,003

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.8% (Continued)

	Industrials – 10.7% (Continued)
8,901	Cummins, Inc.	$1,346,632
27,029	EMCOR Group, Inc.	2,079,071
19,260	FTI Consulting, Inc. (a)	2,168,483
52,822	GMS, Inc. (a)	1,206,983
45,928	Hawaiian Holdings, Inc.	958,977
31,997	Hub Group, Inc. – Class A (a)	1,479,221
115,385	JetBlue Airways Corporation (a)	1,820,775
24,326	ManpowerGroup, Inc.	1,847,317
39,984	MasTec, Inc. (a)	1,962,415
26,240	Oshkosh Corporation	1,893,216
36,334	Owens Corning	2,052,508
30,461	PACCAR, Inc.	2,037,841
28,626	Regal Beloit Corporation	2,222,523
25,832	Saia, Inc. (a)	2,255,392
84,053	Schneider National, Inc. – Class B	1,505,389
32,290	SkyWest, Inc.	1,465,966
11,214	UniFirst Corporation	2,083,673
15,540	United Rentals, Inc. (a)	2,058,739
47,142	Universal Forest Products, Inc.	2,209,074
61,958	Werner Enterprises, Inc.	2,081,789
		43,944,000
	Information Technology – 20.1%
38,956	Activision Blizzard, Inc.	2,264,512
31,530	Amdocs Ltd.	2,010,037
138,999	Amkor Technology, Inc. (a)	1,450,455
7,361	Apple, Inc.	2,012,203
38,855	Applied Materials, Inc.	2,258,253
29,324	Arrow Electronics, Inc. (a)	1,966,467
58,899	Avnet, Inc.	1,807,021
34,789	Belden, Inc.	1,389,125
44,790	Benchmark Electronics, Inc.	1,217,392
8,683	CACI International, Inc. (a)	2,127,509
50,891	Cardtronics PLC (a)	1,845,817
17,264	CDW Corporation	1,971,894
28,069	Cirrus Logic, Inc. (a)	1,926,656
37,356	Cognizant Technology Solutions Corporation	2,276,101

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.8% (Continued)

	Information Technology – 20.1% (Continued)
18,872	CSG Systems International, Inc.	$835,086
42,310	Diodes, Inc. (a)	1,862,063
56,701	EchoStar Corporation – Class A (a)	1,979,999
51,539	FormFactor, Inc. (a)	1,152,927
159,981	Hewlett Packard Enterprise Company	2,046,157
34,278	Insight Enterprises, Inc. (a)	1,888,375
21,593	j2 Global, Inc.	1,885,717
56,550	Jabil, Inc.	1,812,427
89,482	Juniper Networks, Inc.	1,898,808
83,441	KBR, Inc.	2,166,128
22,860	Leidos Holdings, Inc.	2,346,579
21,824	ManTech International Corporation – Class A	1,634,618
30,489	MAXIMUS, Inc. (b)	1,921,417
41,418	Micron Technology, Inc. (a)	2,176,930
41,088	NetApp, Inc.	1,919,631
7,154	NETGEAR, Inc. (a)	134,996
53,304	NetScout Systems, Inc. (a)	1,369,913
119,446	Nuance Communications, Inc. (a)	2,582,423
96,751	ON Semiconductor Corporation (a)	1,805,374
12,840	OSI Systems, Inc. (a)	1,043,507
80,680	Perspecta, Inc.	2,014,580
23,590	Plexus Corporation (a)	1,565,196
20,596	Qorvo, Inc. (a)	2,071,546
26,234	QUALCOMM, Inc.	2,054,122
47,848	Sanmina Corporation (a)	1,257,924
19,528	Skyworks Solutions, Inc.	1,956,315
27,927	Sykes Enterprises, Inc. (a)	884,727
33,411	Synaptics, Inc. (a)	2,206,797
16,709	SYNNEX Corporation	2,089,126
32,867	Teradyne, Inc.	1,931,265
120,292	TTM Technologies, Inc. (a)	1,562,593
9,427	Zebra Technologies Corporation (a)	1,988,814
		82,569,522
	Materials – 3.3%
45,842	Boise Cascade Company	1,626,474
111,617	Commercial Metals Company	2,038,127

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.8% (Continued)

	Materials – 3.3% (Continued)
63,599	Domtar Corporation	$1,829,743
1,808	International Paper Company	66,824
47,272	Nucor Corporation	1,954,697
20,210	Reliance Steel & Aluminum Company	2,067,281
76,180	Steel Dynamics, Inc.	2,028,673
57,749	WestRock Company	1,920,154
		13,531,973
	Real Estate – 4.1%
151,424	Apple Hospitality REIT, Inc.	1,979,112
141,232	CoreCivic, Inc.	2,091,646
130,133	Host Hotels & Resorts, Inc.	1,884,326
204,525	Lexington Realty Trust	2,120,924
156,676	Newmark Group, Inc. – Class A	1,496,256
225,534	Realogy Holdings Corporation (b)	2,090,700
1,529	Spirit Realty Capital, Inc.	69,569
180,322	Sunstone Hotel Investors, Inc.	1,974,526
35,223	Vornado Realty Trust	1,887,248
80,187	Xenia Hotels & Resorts, Inc.	1,199,598
		16,793,905
	Utilities – 3.0%
115,867	AES Corporation	1,938,455
8,078	Entergy Corporation	944,399
48,035	Hawaiian Electric Industries, Inc.	2,057,819
40,208	MDU Resources Group, Inc.	1,114,968
63,191	NRG Energy, Inc.	2,098,573
38,399	Portland General Electric Company	2,089,290
108,583	Vistra Energy Corporation	2,088,051
		12,331,555
	TOTAL COMMON STOCKS
	(Cost $428,994,858)	408,928,084

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
SHORT-TERM INVESTMENTS – 0.1%

	Money Market Funds – 0.1%
332,649	First American Government
	Obligations Fund – Class X, 1.493% (c)	$332,649
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $332,649)	332,649

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 2.2%
9,050,796	First American Government
	Obligations Fund – Class Z, 1.430% (c)	9,050,796
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost 9,050,796)	9,050,796
	TOTAL INVESTMENTS – 102.1%
	(Cost $438,378,303)	418,311,529
	Liabilities in Excess of Other Assets – (2.1)%	(8,507,964)
	NET ASSETS – 100.0%	$409,803,565

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of February 29, 2020. Total value of securities out on loan is $8,892,658 or 2.2% of net assets.
(c)	Annualized seven-day yield as of February 29, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

Par
Value	Security Description	Value
CORPORATE BONDS – 33.8%

	Communication Services – 3.3%
$100,000	AMC Networks, Inc.
	08/01/2025, 4.750%	$99,879
1,050,000	AT&T, Inc.
	08/15/2058, 5.300%	1,368,094
980,000	Charter Communications Operating LLC /
	Charter Communications Operating Capital
	10/23/2055, 6.834%	1,327,629
795,000	Cumulus Media New Holdings, Inc. (a)
	07/01/2026, 6.750%	827,058
1,725,000	DISH DBS Corporation
	07/01/2026, 7.750%	1,856,807
1,635,000	Embarq Corporation
	06/01/2036, 7.995%	1,744,177
490,000	Gray Television, Inc. (a)
	05/15/2027, 7.000%	530,107
735,000	GrubHub Holdings, Inc. (a)
	07/01/2027, 5.500%	684,028
800,000	Lions Gate Capital Holdings LLC (a)
	02/01/2024, 6.375%	785,992
100,000	Netflix, Inc.
	05/15/2029, 6.375%	114,695
120,000	TEGNA, Inc. (a)
	09/15/2029, 5.000%	118,650
1,045,000	The Interpublic Group of Companies, Inc.
	10/01/2048, 5.400%	1,400,024
680,000	United States Cellular Corporation
	12/15/2033, 6.700%	771,686
1,300,000	VeriSign, Inc.
	07/15/2027, 4.750%	1,356,589
970,000	ViacomCBS, Inc.
	04/30/2036, 6.875%	1,328,351
1,005,000	Zayo Group LLC / Zayo Capital, Inc.
	05/15/2025, 6.375%	1,029,708
		15,343,474

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 33.8% (Continued)

	Consumer Discretionary – 3.7%
$100,000	Allison Transmission, Inc. (a)
	06/01/2029, 5.875%	$108,607
550,000	American Axle & Manufacturing, Inc.
	04/01/2025, 6.250%	533,657
1,305,000	Darden Restaurants, Inc.
	05/01/2027, 3.850%	1,431,510
1,075,000	General Motors Company
	04/01/2046, 6.750%	1,262,324
1,000,000	Hasbro, Inc.
	03/15/2040, 6.350%	1,257,545
1,975,000	L Brands, Inc.
	07/01/2036, 6.750%	2,004,822
1,260,000	Lear Corporation
	09/15/2027, 3.800%	1,337,307
1,325,000	Macy’s Retail Holdings, Inc.
	06/01/2024, 3.625%	1,345,614
2,000,000	Michaels Stores, Inc. (a)
	07/15/2027, 8.000%	1,670,900
1,350,000	Nordstrom, Inc.
	01/15/2044, 5.000%	1,367,810
260,000	Six Flags Entertainment Corporation (a)
	04/15/2027, 5.500%	248,781
1,185,000	Tapestry, Inc.
	07/15/2027, 4.125%	1,250,793
200,000	Taylor Morrison Communities, Inc. (a)
	06/15/2027, 5.875%	223,965
350,000	Tempur Sealy International, Inc.
	06/15/2026, 5.500%	366,853
1,570,000	Trinseo Materials Operating SCA /
	Trinseo Materials Finance, Inc. (a)
	09/01/2025, 5.375%	1,460,100
1,340,000	Whirlpool Corporation
	06/01/2046, 4.500%	1,490,224
		17,360,812

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 33.8% (Continued)

	Consumer Staples – 1.9%
$1,080,000	Altria Group, Inc.
	01/31/2044, 5.375%	$1,275,114
430,000	B&G Foods, Inc.
	09/15/2027, 5.250%	426,237
1,060,000	Conagra Brands, Inc.
	11/01/2048, 5.400%	1,342,074
1,460,000	Ingredion, Inc.
	10/01/2026, 3.200%	1,558,883
1,050,000	Kraft Heinz Foods Company
	02/09/2040, 6.500%	1,222,381
1,260,000	Molson Coors Brewing Company
	05/01/2042, 5.000%	1,429,287
290,000	Post Holdings, Inc. (a)
	01/15/2028, 5.625%	303,647
1,320,000	Walgreens Boots Alliance, Inc.
	11/18/2044, 4.800%	1,379,127
		8,936,750
	Energy – 8.8%
1,210,000	Apache Corporation
	02/01/2042, 5.250%	1,250,850
1,020,000	Archrock Partners LP /
	Archrock Partners Finance Corporation (a)
	04/01/2027, 6.875%	1,038,352
1,325,000	Cimarex Energy Company
	05/15/2027, 3.900%	1,375,293
2,280,000	CNX Resources Corporation (a)
	03/14/2027, 7.250%	1,686,163
1,090,000	Concho Resources, Inc.
	10/01/2027, 3.750%	1,133,929
1,390,000	Continental Resources, Inc.
	01/15/2028, 4.375%	1,356,712
2,090,000	Denbury Resources, Inc. (a)
	02/15/2024, 7.750%	1,171,476
940,000	Devon Energy Corporation
	09/30/2031, 7.875%	1,327,331

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 33.8% (Continued)

	Energy – 8.8% (Continued)
$1,350,000	Enable Midstream Partners LP (b)
	05/15/2044, 5.000%	$1,201,620
1,069,000	Energy Transfer Operating LP
	07/01/2038, 7.500%	1,405,553
1,340,000	Enterprise Products Operating LLC (b)
	08/16/2077, 4.875% (3 Month LIBOR
	USD +2.986%)	1,315,538
1,580,000	Genesis Energy LP / Genesis Energy
	Finance Corporation
	10/01/2025, 6.500%	1,334,610
900,000	Halliburton Company
	09/15/2039, 7.450%	1,336,864
1,150,000	Hess Corporation
	01/15/2040, 6.000%	1,286,064
1,140,000	HollyFrontier Corporation
	04/01/2026, 5.875%	1,274,673
1,010,000	Kinder Morgan Energy Partners LP
	01/15/2038, 6.950%	1,355,066
1,140,000	Marathon Oil Corporation
	10/01/2037, 6.600%	1,407,271
820,000	Matador Resources Company
	09/15/2026, 5.875%	735,970
2,120,000	Montage Resources Corporation
	07/15/2023, 8.875%	1,552,243
1,395,000	MPLX LP
	03/01/2027, 4.125%	1,497,644
665,000	Murphy Oil Corporation
	08/15/2025, 5.750%	646,949
1,000,000	Occidental Petroleum Corporation
	03/15/2046, 6.600%	1,216,496
1,030,000	ONEOK Partners LP
	10/01/2036, 6.650%	1,354,601
430,000	Parsley Energy LLC / Parsley Finance Corporation (a)
	10/15/2027, 5.625%	427,033
1,435,000	Patterson-UTI Energy, Inc.
	02/01/2028, 3.950%	1,384,652

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 33.8% (Continued)

	Energy – 8.8% (Continued)
$1,220,000	PDC Energy, Inc.
	05/15/2026, 5.750%	$1,088,880
1,200,000	Plains All American Pipeline LP /
	PAA Finance Corporation
	01/15/2037, 6.650%	1,452,210
1,980,000	SM Energy Company
	09/15/2026, 6.750%	1,569,838
2,100,000	Southwestern Energy Company
	04/01/2026, 7.500%	1,601,302
	Tallgrass Energy Partners LP /
	Tallgrass Energy Finance Corporation (a)
625,000	09/15/2024, 5.500%	581,306
380,000	01/15/2028, 5.500%	339,159
670,000	Valero Energy Corporation
	06/15/2037, 6.625%	910,951
480,000	Valero Energy Partners LP
	12/15/2026, 4.375%	536,315
1,850,000	W&T Offshore, Inc. (a)
	11/01/2023, 9.750%	1,646,482
100,000	WPX Energy, Inc.
	06/01/2026, 5.750%	99,452
		40,898,848
	Financials – 4.5%
1,310,000	American Equity Investment Life Holding Company
	06/15/2027, 5.000%	1,451,495
1,550,000	Brighthouse Financial, Inc.
	06/22/2047, 4.700%	1,569,468
1,220,000	Enstar Group Ltd.
	06/01/2029, 4.950%	1,383,303
1,165,000	Equitable Holdings, Inc.
	04/20/2048, 5.000%	1,321,778
905,000	Fifth Third Bancorp
	03/01/2038, 8.250%	1,510,043
1,150,000	GLP Capital LP / GLP Financing II, Inc.
	06/01/2028, 5.750%	1,350,804

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 33.8% (Continued)

	Financials – 4.5% (Continued)
$1,225,000	Legg Mason, Inc.
	01/15/2044, 5.625%	$1,684,118
1,110,000	Markel Corporation
	04/05/2046, 5.000%	1,360,378
780,000	MetLife, Inc.
	08/01/2069, 10.750%	1,300,026
1,075,000	Old Republic International Corporation
	08/26/2026, 3.875%	1,189,624
1,155,000	Prudential Financial, Inc. (b)
	09/15/2048, 5.700% (3 Month LIBOR USD +2.665%)	1,308,032
1,285,000	Synchrony Financial
	08/04/2026, 3.700%	1,353,173
1,140,000	The Allstate Corporation (b)
	05/15/2067, 6.500% (3 Month LIBOR
	USD +2.120%)	1,449,789
1,250,000	Unum Group
	08/15/2042, 5.750%	1,504,763
1,250,000	Voya Financial, Inc. (b)
	05/15/2053, 5.650% (3 Month LIBOR
	USD +3.580%)	1,338,444
		21,075,238
	Health Care – 0.9%
1,300,000	Allergan Funding SCS
	06/15/2044, 4.850%	1,582,106
1,410,000	Cardinal Health, Inc.
	06/15/2047, 4.368%	1,530,472
200,000	Horizon Therapeutics USA, Inc. (a)
	08/01/2027, 5.500%	207,870
700,000	MEDNAX, Inc. (a)
	01/15/2027, 6.250%	673,732
		3,994,180
	Industrials – 3.8%
110,000	Beacon Roofing Supply, Inc. (a)
	11/01/2025, 4.875%	106,346

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 33.8% (Continued)

	Industrials – 3.8% (Continued)
$80,000	Berry Global, Inc. (a)
	02/15/2026, 4.500%	$78,948
1,220,000	BNSF Funding Trust I (b)
	12/15/2055, 6.613% (3 Month LIBOR
	USD +2.350%)	1,319,729
1,255,000	Carlisle Companies, Inc.
	12/01/2027, 3.750%	1,384,611
1,235,000	Delta Air Lines, Inc.
	04/19/2028, 4.375%	1,309,335
1,260,000	FedEx Corporation
	01/15/2044, 5.100%	1,478,848
1,410,000	Fluor Corporation
	09/15/2028, 4.250%	1,322,146
260,000	H&E Equipment Services, Inc.
	09/01/2025, 5.625%	271,699
500,000	Harsco Corporation (a)
	07/31/2027, 5.750%	493,762
370,000	Herc Holdings, Inc. (a)
	07/15/2027, 5.500%	384,772
1,240,000	Kirby Corporation
	03/01/2028, 4.200%	1,369,326
1,315,000	Masco Corporation
	04/01/2026, 4.375%	1,487,689
100,000	Masonite International Corporation (a)
	02/01/2028, 5.375%	105,125
1,320,000	Owens Corning
	07/15/2047, 4.300%	1,470,663
1,235,000	Spirit AeroSystems, Inc.
	06/15/2028, 4.600%	1,227,648
100,000	Stericycle, Inc. (a)
	07/15/2024, 5.375%	105,350
610,000	Terex Corporation (a)
	02/01/2025, 5.625%	619,913
1,975,000	Tutor Perini Corporation (a)
	05/01/2025, 6.875%	1,797,250

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 33.8% (Continued)

	Industrials – 3.8% (Continued)
$1,270,000	Westinghouse Air Brake Technologies Corporation (b)
	09/15/2028, 4.950%	$1,457,942
		17,791,102
	Information Technology – 2.2%
420,000	Amkor Technology, Inc. (a)
	09/15/2027, 6.625%	454,377
300,000	Corning, Inc.
	11/15/2079, 5.450%	336,374
1,010,000	Hewlett Packard Enterprise Company (b)
	10/15/2045, 6.350%	1,264,560
1,065,000	HP, Inc.
	09/15/2041, 6.000%	1,222,817
595,000	Hughes Satellite Systems Corporation
	08/01/2026, 6.625%	656,254
1,365,000	Jabil, Inc.
	01/12/2028, 3.950%	1,487,435
1,140,000	Micron Technology, Inc.
	02/06/2029, 5.327%	1,310,713
520,000	NCR Corporation (a)
	09/01/2029, 6.125%	565,318
1,260,000	Seagate HDD Cayman
	06/01/2027, 4.875%	1,345,102
1,400,000	Tech Data Corporation
	02/15/2027, 4.950%	1,476,020
		10,118,970
	Materials – 2.4%
750,000	Allegheny Technologies, Inc. (b)
	08/15/2023, 7.875%	797,089
420,000	CF Industries, Inc.
	03/15/2044, 5.375%	472,000
635,000	Freeport-McMoRan, Inc.
	11/14/2034, 5.400%	620,825
335,000	Greif, Inc. (a)
	03/01/2027, 6.500%	360,946

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 33.8% (Continued)

	Materials – 2.4% (Continued)
$915,000	International Paper Company
	11/15/2039, 7.300%	$1,355,708
1,210,000	Martin Marietta Materials, Inc.
	12/15/2047, 4.250%	1,363,798
390,000	Olin Corporation
	02/01/2030, 5.000%	380,503
885,000	Sonoco Products Company
	11/01/2040, 5.750%	1,191,221
2,080,000	The Chemours Company
	05/15/2027, 5.375%	1,789,268
1,110,000	The Mosaic Company
	11/15/2043, 5.625%	1,327,175
1,100,000	Vulcan Materials Company
	06/15/2047, 4.500%	1,297,690
		10,956,223
	Real Estate – 0.7%
100,000	Iron Mountain, Inc. (a)
	09/15/2029, 4.875%	99,334
1,300,000	MPT Operating Partnership LP /
	MPT Finance Corporation
	10/15/2027, 5.000%	1,359,845
1,290,000	Sabra Health Care LP
	08/15/2026, 5.125%	1,435,692
220,000	The Howard Hughes Corporation (a)
	03/15/2025, 5.375%	223,232
205,000	United Rentals North America, Inc.
	11/15/2027, 3.875%	207,173
		3,325,276
	Utilities – 1.6%
370,000	Calpine Corporation (a)
	03/15/2028, 5.125%	348,725
1,270,000	Edison International
	03/15/2028, 4.125%	1,387,053
940,000	Exelon Generation Company LLC
	10/01/2039, 6.250%	1,176,003

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Par
Value	Security Description	Value
CORPORATE BONDS – 33.8% (Continued)

	Utilities – 1.6% (Continued)
$1,280,000	NextEra Energy Capital Holdings, Inc. (b)
	12/01/2077, 4.800% (3 Month LIBOR
	USD +2.409%)	$1,371,834
1,170,000	PSEG Power LLC
	04/15/2031, 8.625%	1,671,537
1,330,000	The Southern Company (b)
	03/15/2057, 5.500% (3 Month LIBOR
	USD +3.630%)	1,369,947
		7,325,099
	TOTAL CORPORATE BONDS
	(Cost $148,522,060)	157,125,972

MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 11.5%
	Federal Home Loan Banks
400,000	09/10/2021, 3.000%	412,378
315,000	10/12/2021, 3.000%	325,369
375,000	11/29/2021, 1.875%	381,156
365,000	12/10/2021, 2.625%	375,681
240,000	03/11/2022, 2.250%	246,294
245,000	03/11/2022, 2.500%	252,651
175,000	06/10/2022, 2.125%	179,810
150,000	09/09/2022, 2.000%	154,037
50,000	06/09/2023, 2.125%	51,942
100,000	06/09/2028, 3.250%	114,660
150,000	07/15/2036, 5.500%	228,818
		2,722,796
	Federal Home Loan Mortgage Corporation
420,000	08/12/2021, 1.125%	421,011
255,000	01/13/2022, 2.375%	261,645
50,000	06/19/2023, 2.750%	52,924
150,000	09/15/2029, 6.750%	221,984
200,000	03/15/2031, 6.750%	307,241
50,000	07/15/2032, 6.250%	76,883
		1,341,688

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Par
Value	Security Description	Value
MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 11.5% (Continued)
	Federal National Mortgage Association
$60,000	06/22/2021, 2.750%	$61,368
415,000	08/17/2021, 1.250%	416,849
310,000	10/07/2021, 1.375%	312,004
260,000	01/05/2022, 2.000%	264,974
260,000	01/11/2022, 2.625%	268,092
130,000	04/05/2022, 1.875%	132,513
125,000	04/12/2022, 2.250%	128,458
130,000	09/06/2022, 1.375%	131,422
110,000	10/05/2022, 2.000%	112,799
110,000	01/19/2023, 2.375%	114,545
150,000	05/15/2029, 6.250%	214,032
200,000	01/15/2030, 7.125%	306,060
220,000	05/15/2030, 7.250%	342,280
150,000	11/15/2030, 6.625%	226,842
200,000	07/15/2037, 5.625%	317,656
1,215,000	03/01/2040, 4.500% (c)	1,297,224
10,885,000	03/15/2041, 3.500% (c)	11,305,843
7,605,000	03/15/2041, 4.000% (c)	8,012,283
4,030,000	03/15/2041, 5.000% (c)	4,363,735
10,880,000	03/15/2043, 3.000% (c)	11,208,100
		39,537,079
	Government National Mortgage Association
1,375,000	03/15/2040, 4.500% (c)	1,482,637
1,100,000	03/15/2041, 4.000% (c)	1,158,566
1,170,000	03/15/2041, 4.500% (c)	1,231,242
1,100,000	03/15/2042, 3.500% (c)	1,151,047
1,100,000	03/15/2042, 4.000% (c)	1,145,848
1,300,000	03/15/2043, 3.000% (c)	1,343,723
1,300,000	03/15/2043, 3.000% (c)	1,343,520
1,100,000	03/15/2045, 3.500% (c)	1,140,047
		9,996,630
	TOTAL MORTGAGE BACKED SECURITIES –
	U.S. GOVERNMENT AGENCY
	(Cost $52,871,960)	53,598,193

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Par
Value	Security Description	Value
U.S. GOVERNMENT AGENCY ISSUES – 1.5%

	Utilities – 1.5%
	Tennessee Valley Authority
$575,000	08/15/2022, 1.875%	$587,615
180,000	09/15/2024, 2.875%	194,624
235,000	11/01/2025, 6.750%	308,156
430,000	02/01/2027, 2.875%	477,600
535,000	05/01/2030, 7.125%	814,850
950,000	04/01/2036, 5.880%	1,468,427
680,000	01/15/2038, 6.150%	1,097,389
780,000	09/15/2039, 5.250%	1,172,061
270,000	12/15/2042, 3.500%	337,283
130,000	04/01/2056, 5.375%	229,434
		6,687,439
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(Cost $5,906,685)	6,687,439

U.S. GOVERNMENT NOTES/BONDS – 52.4%

	U.S. Treasury Bonds – 22.6%
	United States Treasury Bonds
13,650,000	11/15/2021, 8.000%	15,278,136
3,095,000	11/15/2040, 4.250%	4,594,141
3,445,000	02/15/2041, 4.750%	5,441,351
4,925,000	05/15/2041, 4.375%	7,450,505
3,075,000	08/15/2041, 3.750%	4,300,736
1,060,000	02/15/2043, 3.125% (e)	1,364,087
5,200,000	08/15/2043, 3.625%	7,222,414
5,190,000	11/15/2043, 3.750%	7,348,006
3,055,000	02/15/2044, 3.625%	4,253,491
		57,252,867
	United States Treasury Inflation Indexed Bonds
1,615,487	01/15/2025, 2.375%	1,834,874
2,116,884	01/15/2026, 2.000%	2,412,895
2,057,930	01/15/2027, 2.375%	2,445,448
2,643,388	01/15/2028, 1.750%	3,071,269
3,098,180	04/15/2028, 3.625%	4,086,965
3,070,049	01/15/2029, 2.500%	3,839,810

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Par
Value	Security Description	Value
U.S. GOVERNMENT NOTES/BONDS – 52.4% (Continued)

	U.S. Treasury Bonds – 22.6% (Continued)
	United States Treasury Inflation
	Indexed Bonds (Continued)
$3,196,683	04/15/2029, 3.875%	$4,418,986
3,344,279	04/15/2032, 3.375%	4,815,851
2,865,321	02/15/2040, 2.125%	4,080,720
2,757,608	02/15/2041, 2.125%	3,970,945
2,524,695	02/15/2042, 0.750%	2,903,489
2,162,769	02/15/2043, 0.625%	2,430,220
2,216,246	02/15/2044, 1.375%	2,897,770
1,435,020	02/15/2045, 0.750%	1,667,073
1,155,024	02/15/2046, 1.000%	1,422,764
654,698	02/15/2047, 0.875%	790,896
463,726	02/15/2048, 1.000%	579,715
		47,669,690
	U.S. Treasury Notes – 29.8%
	United States Treasury Notes
9,030,000	08/31/2021, 1.125%	9,050,811
9,230,000	08/31/2021, 2.000%	9,372,056
5,075,000	09/15/2021, 2.750%	5,213,472
6,160,000	09/30/2021, 1.125%	6,176,125
8,375,000	09/30/2021, 2.125%	8,529,741
8,090,000	10/15/2021, 2.875%	8,341,549
6,695,000	10/31/2021, 1.250%	6,730,044
7,330,000	10/31/2021, 2.000%	7,458,418
3,780,000	11/15/2021, 2.000%	3,848,660
5,320,000	11/15/2021, 2.875%	5,494,043
5,985,000	11/30/2021, 1.750%	6,071,034
4,755,000	11/30/2021, 1.875%	4,833,940
6,120,000	12/31/2021, 2.000%	6,239,651
5,330,000	12/31/2021, 2.125%	5,446,802
5,225,000	01/15/2022, 2.500%	5,378,689
4,040,000	01/31/2022, 1.500%	4,086,002
5,395,000	01/31/2022, 1.875%	5,494,470
1,480,000	02/15/2022, 2.000%	1,511,739
3,990,000	02/15/2022, 2.500%	4,113,363

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Par
Value	Security Description	Value
U.S. GOVERNMENT NOTES/BONDS – 52.4% (Continued)

	U.S. Treasury Notes – 29.8% (Continued)
	United States Treasury Notes (Continued)
$910,000	02/28/2022, 1.750%	$925,356
1,245,000	02/28/2022, 1.875%	1,268,927
		115,584,892
	United States Treasury Inflation Indexed Notes
1,415,209	01/15/2024, 0.625%	1,469,965
1,981,741	04/15/2024, 0.500%	2,050,949
146,102	07/15/2024, 0.125%	149,949
1,437,559	01/15/2025, 0.250%	1,483,442
650,172	07/15/2025, 0.375%	679,480
1,887,200	01/15/2026, 0.625%	1,997,032
1,029,178	07/15/2026, 0.125%	1,064,417
1,999,963	01/15/2027, 0.375%	2,098,473
1,486,472	07/15/2027, 0.375%	1,569,627
2,541,968	01/15/2028, 0.500%	2,706,004
2,108,884	07/15/2028, 0.750%	2,306,698
2,915,739	01/15/2029, 0.875%	3,223,832
2,159,912	07/15/2029, 0.250%	2,281,174
		23,081,042
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $233,265,175)	243,588,491

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
SHORT-TERM INVESTMENTS – 9.8%

	Money Market Funds – 9.8%
45,463,759	First American Government
	Obligations Fund – Class X, 1.493% (d)(e)	$45,463,759
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $45,463,759)	45,463,759
	TOTAL INVESTMENTS – 109.0%
	(Cost $486,029,639)	506,463,854
	Liabilities in Excess of Other Assets – (9.0)%	(41,648,210)
	NET ASSETS – 100.0%	$464,815,644

Percentages are stated as a percent of net assets.
(a)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 29, 2020, the value of these securities amounted to $20,476,806 or 4.4% of net assets.

(b)	Variable rate security. Coupon changes periodically based upon a predetermined schedule or bond rating. Interest rate disclosed is that which is in effect at February 29, 2020.
(c)	Security purchased on a forward-commitment basis (“TBA commitment”). On February 29, 2020, the total value of TBA commitments was $46,183,815 or 9.9% of net assets. (See Note 2).
(d)	Annualized seven-day yield as of February 29, 2020.
(e)
All or portion of this security has been pledged as collateral in connection with TBA commitments. At February 29, 2020, the value of securities pledged amounted to $46,827,847. In addition, the Fund held cash collateral in the amount of $500,000.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF ASSETS & LIABILITIES
February 29, 2020 (Unaudited)

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
ASSETS
Investments in Securities, at Value*+	$564,624,730	$418,311,529	$506,463,854
Cash Held as Collateral
for TBA Commitments	—	—	500,000
Interest and Dividends Receivable	1,858,984	714,869	3,893,088
Dividend Tax Reclaim Receivable	1,110,258	—	—
Securities Lending Income Receivable	8,186	5,357	—
Total Assets	567,602,158	419,031,755	510,856,942
LIABILITIES
Payable for Investment
Securities Purchased	—	—	45,898,610
Management Fees Payable,
Net of Waiver	293,138	177,394	142,688
Collateral Received for
Securities Loaned (See Note 4)	7,570,040	9,050,796	—
Total Liabilities	7,863,178	9,228,190	46,041,298
NET ASSETS	$559,738,980	$409,803,565	$464,815,644
NET ASSETS CONSIST OF:
Paid-in Capital	$740,132,081	$502,621,387	$452,681,160
Total Distributable Earnings
(Accumulated Deficit)	(180,393,101)	(92,817,822)	12,134,484
Net Assets	$559,738,980	$409,803,565	$464,815,644
Net Asset Value
(unlimited shares authorized):
Net Assets	$559,738,980	$409,803,565	$464,815,644
Shares Outstanding (No Par Value)	25,900,000	14,200,000	9,000,000
Net Asset Value, Offering and
Redemption Price per Share	$21.61	$28.86	$51.65
* Identified Cost:
Investments in Securities	$599,689,547	$438,378,303	$486,029,639
+ Includes loaned securities
with a value of	$7,798,002	$8,892,658	$—

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF OPERATIONS
For the Six-Months Ended February 29, 2020 (Unaudited)

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
INVESTMENT INCOME
Dividends*	$6,229,265	$4,969,627	$—
Securities Lending Income, Net	92,502	130,187	—
Interest	8,826	4,707	7,116,972
Total Investment Income	6,330,593	5,104,521	7,116,972
EXPENSES
Management Fees	1,862,829	1,212,265	950,266
Total Expenses	1,862,829	1,212,265	950,266
Fees Waived by Adviser
(See Note 3)	(9,937)	(7,391)	(7,317)
Net Expenses	1,852,892	1,204,874	942,949
Net Investment Income (Loss)	4,477,701	3,899,647	6,174,023

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	(1,399,207)	9,514,598	7,019,559
Foreign Currency	(28,792)	—	—
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments in Securities	(20,029,865)	(16,927,164)	(2,288,129)
Foreign Currency and Translation
of Other Assets and Liabilities
in Foreign Currency	(48,044)	—	—
Net Realized and Unrealized
Gain (Loss) on Investments	(21,505,908)	(7,412,566)	4,731,430
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$(17,028,207)	$(3,512,919)	$10,905,453
* Net of withholding tax of	$(800,902)	$—	$—

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 29, 2020	Year Ended
	(Unaudited)	August 31, 2019
OPERATIONS
Net Investment Income (Loss)	$4,477,701	$18,058,604
Net Realized Gain (Loss) on Investments
and Foreign Currency	(1,427,999)	(36,158,428)
Change in Unrealized Appreciation
(Depreciation) of Investments
and Foreign Currency	(20,077,909)	(30,876,279)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(17,028,207)	(48,976,103)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(10,657,050)	(16,869,109)
Total Distributions to Shareholders	(10,657,050)	(16,869,109)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	61,555,790	50,953,440
Payments for Shares Redeemed	(43,497,720)	(25,420,650)
Transaction Fees (Note 7)	21,145	29,913
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions(a)	18,079,215	25,562,703
Net Increase (Decrease) in Net Assets	$(9,606,042)	$(40,282,509)

NET ASSETS
Beginning of Period	$569,345,022	$609,627,531
End of Period	$559,738,980	$569,345,022

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	2,500,000	2,100,000
Shares Redeemed	(1,800,000)	(1,100,000)
Net Increase (Decrease)	700,000	1,000,000

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 29, 2020	Year Ended
	(Unaudited)	August 31, 2019
OPERATIONS
Net Investment Income (Loss)	$3,899,647	$8,106,238
Net Realized Gain (Loss) on Investments	9,514,598	(13,053,122)
Change in Unrealized Appreciation
(Depreciation) of Investments	(16,927,164)	(87,329,242)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,512,919)	(92,276,126)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(4,187,898)	(8,142,853)
Total Distributions to Shareholders	(4,187,898)	(8,142,853)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	3,323,930	25,283,130
Payments for Shares Redeemed	(64,232,430)	(117,807,110)
Transaction Fees (Note 7)	—	779
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions(a)	(60,908,500)	(92,523,201)
Net Increase (Decrease) in Net Assets	$(68,609,317)	$(192,942,180)

NET ASSETS
Beginning of Period	$478,412,882	$671,355,062
End of Period	$409,803,565	$478,412,882

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	100,000	800,000
Shares Redeemed	(2,000,000)	(3,700,000)
Net Increase (Decrease)	(1,900,000)	(2,900,000)

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 29, 2020	Year Ended
	(Unaudited)	August 31, 2019
OPERATIONS
Net Investment Income (Loss)	$6,174,023	$15,085,361
Net Realized Gain (Loss) on Investments	7,019,559	5,058,083
Change in Unrealized Appreciation
(Depreciation) of Investments	(2,288,129)	26,256,305
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,905,453	46,399,749

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(7,382,448)	(15,195,394)
Total Distributions to Shareholders	(7,382,448)	(15,195,394)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	28,692,070
Payments for Shares Redeemed	(25,338,280)	(110,139,270)
Transaction Fees (Note 7)	18,892	58,942
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions(a)	(25,319,388)	(81,388,258)
Net Increase (Decrease) in Net Assets	$(21,796,383)	$(50,183,903)

NET ASSETS
Beginning of Period	$486,612,027	$536,795,930
End of Period	$464,815,644	$486,612,027

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	—	600,000
Shares Redeemed	(500,000)	(2,300,000)
Net Increase (Decrease)	(500,000)	(1,700,000)

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

Net Asset Value, Beginning of Period

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)
Net Realized and Unrealized Gain (Loss) on Investments
Total from Investment Operations

LESS DISTRIBUTIONS:
From Net Investment Income
Total Distributions

CAPITAL SHARE TRANSACTIONS
Transaction Fees (See Note 7)
Net Asset Value, End of Period
Total Return

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (Before Management Fees Waived)
Expenses to Average Net Assets (After Management Fees Waived)
Net Investment Income to Average Net Assets (Before Management Fees Waived)
Net Investment Income to Average Net Assets (After Management Fees Waived)
Portfolio Turnover Rate(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than$0.005.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

Six-Months
Ended
February 29,		Year Ended August 31,
2020
(Unaudited)		2019	2018	2017	2016	2015
$22.59		$25.19	$27.16	$21.60	$20.82	$25.70

0.18		0.74	0.60	0.50	0.46	0.44
(0.73)		(2.64)	(1.91)	5.60	0.70	(4.89)
(0.55)		(1.90)	(1.31)	6.10	1.16	(4.45)

(0.43)		(0.70)	(0.66)	(0.54)	(0.38)	(0.43)
(0.43)		(0.70)	(0.66)	(0.54)	(0.38)	(0.43)

—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)
$21.61		$22.59	$25.19	$27.16	$21.60	$20.82
-2.69	%(c)	-7.61%	-4.97%	28.70%	5.68%	-17.60%

$559,739		$569,345	$609,628	$722,364	$583,078	$616,410

0.61	%(d)	0.61%	0.64%	0.68%	0.68%	0.71%
0.61	%(d)	0.61%	0.63%	0.68%	0.68%	0.71%
1.47	%(d)	3.09%	2.18%	2.13%	2.25%	1.85%
1.47	%(d)	3.09%	2.19%	2.13%	2.25%	1.85%
38	%(c)	76%	66%	73%	106%	43%

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

Net Asset Value, Beginning of Period

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)
Net Realized and Unrealized Gain (Loss) on Investments
Total from Investment Operations

LESS DISTRIBUTIONS:
From Net Investment Income
From Net Realized Gains
Total Distributions

CAPITAL SHARE TRANSACTIONS
Transaction Fees (See Note 7)
Net Asset Value, End of Period
Total Return

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (Before Management Fees Waived)
Expenses to Average Net Assets (After Management Fees Waived)
Net Investment Income to Average Net Assets (Before Management Fees Waived)
Net Investment Income to Average Net Assets (After Management Fees Waived)
Portfolio Turnover Rate(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

Six-Months
Ended
February 29,		Year Ended August 31,
2020
(Unaudited)		2019	2018	2017	2016	2015
$29.72		$35.33	$29.83	$26.55	$25.37	$26.77

0.26		0.49	0.40	0.35	0.47	0.46
(0.84)		(5.60)	5.52	3.20	1.17	(1.43)
(0.58)		(5.11)	5.92	3.55	1.64	(0.97)

(0.28)		(0.50)	(0.42)	(0.27)	(0.46)	(0.43)
—		—	—	—	—	— (b)
(0.28)		(0.50)	(0.42)	(0.27)	(0.46)	(0.43)

—		— (b)	—	—	—	— (b)
$28.86		$29.72	$35.33	$29.83	$26.55	$25.37
-2.05	%(c)	-14.49%	19.95%	13.42%	6.61%	-3.70%

$409,804		$478,413	$671,355	$501,156	$467,248	$400,787

0.50	%(d)	0.50%	0.52%	0.55%	0.55%	0.55%
0.50	%(d)	0.50%	0.51%	0.55%	0.55%	0.55%
1.61	%(d)	1.56%	1.20%	1.24%	1.87%	1.72%
1.61	%(d)	1.56%	1.21%	1.24%	1.87%	1.72%
36	%(c)	71%	63%	68%	114%	90%

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

Net Asset Value, Beginning of Period

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)
Net Realized and Unrealized Gain (Loss) on Investments
Total from Investment Operations

LESS DISTRIBUTIONS:
From Net Investment Income
From Net Realized Gains
Total Distributions

CAPITAL SHARE TRANSACTIONS
Transaction Fees (See Note 7)
Net Asset Value, End of Period
Total Return

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (Before Management Fees Waived)
Expenses to Average Net Assets (After Management Fees Waived)
Net Investment Income to Average Net Assets (Before Management Fees Waived)
Net Investment Income to Average Net Assets (After Management Fees Waived)
Portfolio Turnover Rate(f)

(a)	Commencement of operations on October 15, 2014.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

Six-Months
Ended						Period
February 29,		Year Ended August 31,				Ended
2020						August 31,
(Unaudited)		2019	2018	2017	2016	2015(a)
$51.22		$47.93	$50.26	$51.65	$49.57	$50.00

0.67		1.50	1.17	0.92	0.86	0.63
0.57		3.34	(2.39)	(0.74)	1.96	(0.70)
1.24		4.84	(1.22)	0.18	2.82	(0.07)

(0.81)		(1.56)	(1.11)	(0.93)	(0.74)	(0.39)
—		—	—	(0.65)	—	—
(0.81)		(1.56)	(1.11)	(1.58)	(0.74)	(0.39)

—	(c)	0.01	— (c)	0.01	— (c)	0.03
$51.65		$51.22	$47.93	$50.26	$51.65	$49.57
2.45	%(d)	10.37%	-2.42%	0.50%	5.76%	-0.08	%(d)

$464,816		$486,612	$536,796	$557,851	$480,334	$426,297

0.41	%(e)	0.41%	0.43%	0.45%	0.45%	0.45	%(e)
0.41	%(e)	0.41%	0.42%	0.45%	0.45%	0.45	%(e)
2.66	%(e)	3.11%	2.42%	1.86%	1.72%	1.43	%(e)
2.66	%(e)	3.11%	2.43%	1.86%	1.72%	1.43	%(e)
117	%(d)	384%	324%	296%	440%	409	%(d)

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek to track the performance, before fees and expenses, of the Vident Core International Equity Index, the Vident Core U.S. Stock Index and the Vident Core U.S. Bond Index, respectively. Vident International Equity Fund commenced operations on October 29, 2013; Vident Core U.S. Equity Fund commenced operations on January 21, 2014; and Vident Core U.S. Bond Strategy ETF commenced operations on October 15, 2014.

The end of the reporting period for the Funds is February 29, 2020, and the period covered by these Notes to Financial Statements is the six-month period ended February 29, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services –Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Vident International Equity Fund

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$547,266,465	$—	$—	$547,266,465
Preferred Stocks	9,146,797	—	—	9,146,797
Short-Term Investments	641,428	—	—	641,428
Investments Purchased
with Proceeds from
Securities Lending	—	7,570,040	—	7,570,040
Total Investments
in Securities	$557,054,690	$7,570,040	$—	$564,624,730

^ See Schedule of Investments for country breakouts.

Vident Core U.S. Equity Fund

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$408,928,084	$—	$—	$408,928,084
Short-Term Investments	332,649	—	—	332,649
Investments Purchased
with Proceeds from
Securities Lending	9,050,796	—	—	9,050,796
Total Investments
in Securities	$418,311,529	$—	$—	$418,311,529

^ See Schedule of Investments for sector breakouts.

Vident Core U.S. Bond Strategy ETF

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$157,125,972	$—	$157,125,972
Mortgage Backed
Securities – U.S.
Government Agency	—	53,598,193	—	53,598,193
U.S. Government
Agency Issues	—	6,687,439	—	6,687,439
U.S. Government
Notes/Bonds	—	243,588,491	—	243,588,491
Short-Term Investments	45,463,759	—	—	45,463,759
Total Investments
in Securities	$45,463,759	$461,000,095	$—	$506,463,854

^ See Schedule of Investments for sector breakouts.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

As of the end of the current fiscal period, the Funds did not recognize any transfers into or out of Level 3.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Securities Purchased or Sold on a Forward-Commitment Basis.  Vident Core U.S. Bond Strategy ETF may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction. In order to better define contractual rights and to secure rights that will help the Fund mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust or cash collateral received

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Noncash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. In connection with this ability, the Fund may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Fund realizes gains and losses on these transactions.

The value of TBA commitments on the Statement of Assets and Liabilities for the Vident Core U.S. Bond Strategy ETF as of the end of the current fiscal period is as follows:

Statement of Assets and Liabilities – Values of TBA Commitments as of the end of the current fiscal period

	Liabilities
	Location	Value
TBA Commitments –	Payable for Investment
Credit/interest rate risk	Securities Purchased	$45,898,610

The effect of TBA Commitments on the Statement of Operations for the current fiscal period

Amount of Realized Gain (Loss) on TBA Commitments Recognized in Income		Change in Unrealized Appreciation (Depreciation) Recognized in Income
	Investments		Investments
	in Securities		in Securities
TBA Commitments	$154,565	TBA Commitments	$345,791

The average monthly value of TBA Commitments during the current fiscal period was $46,069,842.

OFFSETTING ASSETS AND LIABILITIES

The Vident Core U.S. Bond Strategy ETF is subject to various MSFTAs, which govern the terms of certain transactions with select counterparties. The MSFTAs allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MSFTAs also specify collateral posting arrangements at prearranged exposure levels. Under the MSFTAs, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MSFTAs with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of MSFTAs.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the current fiscal period.

Liabilities

				Gross Amounts not offset in the Statement of Assets and Liabilities
			Net
		Gross	Amounts
		Amounts	Presented
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of
Description /	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
TBA Commitments
Goldman Sachs
& Co. LLC	$20,571,625	$—	$20,571,625	$(20,571,625)	$—	$—
Wells Fargo
Securities, LLC	25,326,985	—	25,326,985	(24,826,985)	(500,000)	—
	$45,898,610	$—	$45,898,610	$(45,398,610)	$(500,000)	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

D.
Federal Income Taxes.  The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns. Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

E.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends and foreign taxes on

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

capital gains have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from the Funds’ investments in a real estate investment trust (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid at least on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

permanent differences are primarily due to differing book and tax treatments for in-kind transactions, if any. During the fiscal year ended August 31, 2019 the following table shows the reclassifications made:

	Distributable Earnings
	(Accumulated Deficit)	Paid-In Capital
Vident International Equity Fund	$188,001	$(188,001)
Vident Core U.S. Equity Fund	$(9,105,507)	$9,105,507
Vident Core U.S. Bond Strategy ETF	$296,226	$(296,226)

During the fiscal year ended August 31, 2019, the Funds realized the following net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Vident International Equity Fund	$(188,001)
Vident Core U.S. Equity Fund	$9,105,507
Vident Core U.S. Bond Strategy ETF	$(296,226)

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments. There were no other events or transactions that occurred during the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

L.
New Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Vident Advisory, LLC (the “Adviser”) serves as the investment adviser to the Funds, and is a wholly-owned subsidiary of Vident Financial, LLC, the Index Provider (“Vident Financial”). Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Prior to April 1, 2019, Exchange Traded Concepts, LLC served as the investment adviser to the Funds. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Adviser may delegate its responsibility to pay some or all expenses incurred by the Funds, except for Excluded Expenses, to one or more third parties, including but not limited to, Vident Investment Advisory, LLC (the “Sub-Adviser”) a wholly-owned subsidiary of Vident Financial.  For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. Effective January 31, 2018, for services provided to the Funds, Vident International Equity Fund pays the Adviser 0.61%, Vident Core U.S. Equity Fund pays the Adviser 0.50%, and Vident Core U.S. Bond Strategy ETF pays the Adviser 0.41% at an annual rate based on each Fund’s average daily net assets. Prior to January 31, 2018, Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF paid the Adviser 0.68%, 0.55% and 0.45%, respectively, at an annual rate based on each Fund’s average daily net assets. Prior to March 1, 2015, Vident International Equity Fund paid the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets. Effective February 1, 2020, the Adviser contractually waived 0.02% of its advisory fee from each of the Funds until at least January 31, 2021. From January 1, 2018 to January 31, 2018 the Adviser contractually waived 0.07%, 0.05% and 0.04% of its advisory fee from the Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF, respectively. Fees waived under this waiver agreement are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting;

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Effective January 2, 2020, ALPS Distributors, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Prior to January 2, 2020, Quasar Distributors, LLC acted as the Funds’ principal underwriter.

Bank of New York Mellon (“BNY” or the “Sub-Custodian”) acts as Vident International Equity Fund’s securities lending agent and the Custodian acts as Vident Core U.S. Equity Fund’s securities lending agent (the “Securities Lending Agents”).

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

Vident International Equity Fund and Vident Core U.S. Equity Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The Securities Lending Agreements provide that, in the event of a borrower’s material default, the Securities Lending Agents shall take all actions the Securities Lending Agents deem appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agents’ expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreements between the Funds and the Securities Lending Agents.

As of the end of the current fiscal period, Vident International Equity Fund and Vident Core U.S. Equity Fund had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to brokers were as follows:

	Value of	Payable for Collateral
	Securities	Received (excludes
Fund	on Loan	non-cash collateral)
Vident International Equity Fund	$7,798,002	$7,570,040
Vident Core U.S. Equity Fund	$8,892,658	$9,050,796

Non-cash collateral received by Vident International Equity Fund was in the form of U.S. Treasury Notes and Bonds with a value of $642,678.

Vident International Equity Fund receives cash as collateral in return for securities loaned as part of the securities lending program. The collateral is invested in various short-term money markets and repurchase agreements with selected commercial banks and broker dealers, under which the Fund acquires U.S. Government obligations, as collateral subject to an obligation of the counterparty to repurchase and the Fund to resell the securities at an agreed upon time and price. The Fund, through the Sub-Custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Fund’s policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The value of the related collateral that the Fund received for repurchase agreements exceeded the value of the repurchase agreements at the end of the current fiscal period. The Schedule of Investments for the Fund includes the investments purchased with particular cash collateral holdings as of the end of the current fiscal period.

The interest income earned by the Funds on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period, were as follows:

Fund	Fees and Interest Earned
Vident International Equity Fund	$92,502
Vident Core U.S. Equity Fund	$130,187

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

SECURED BORROWINGS

The following represents gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Vident International Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Repurchase agreements
collateralized by various
U.S. government
obligations	$7,570,040	$—	$—	$—	$7,570,040
U.S. Treasury
Notes and Bonds	$—	$—	$649	$642,029	$642,678
Total Borrowings	$7,570,040	$—	$649	$642,029	$8,212,718

Vident Core U.S. Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Money Markets	$9,050,796	$—	$—	$—	$9,050,796
Total Borrowings	$9,050,796	$—	$—	$—	$9,050,796

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Fund	$230,821,026	$225,892,501
Vident Core U.S. Equity Fund	$168,196,475	$168,451,795
Vident Core U.S. Bond Strategy ETF	$544,523,124	$565,446,739

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Vident International Equity Fund	$48,232,525	$39,800,711
Vident Core U.S. Equity Fund	$3,312,919	$64,085,797
Vident Core U.S. Bond Strategy ETF	$—	$4,486,584

There were no purchases or sales of U.S. Government securities in Vident International Equity Fund or Vident Core U.S. Equity Fund during the current fiscal period. Included in the amounts for Vident Core U.S. Bond Strategy ETF there were $399,161,853 of purchases and $415,326,054 of sales of U.S. Government securities during the current fiscal period.

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of August 31, 2019, were as follows:

	Vident	Vident	Vident Core
	International	Core U.S.	U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
Tax cost of investments	$603,425,028	$491,106,009	$506,663,169
Gross tax unrealized appreciation	$44,035,283	$44,574,595	$23,717,607
Gross tax unrealized depreciation	(64,475,490)	(49,467,281)	(1,056,847)
Net tax unrealized
appreciation/ (depreciation)	(20,440,207)	(4,892,686)	22,660,760
Undistributed ordinary income	6,706,194	1,424,939	3,073,944
Undistributed long-term capital gain	—	—	—
Accumulated gain/(loss)	6,706,194	1,424,939	3,073,944
Other accumulated gain/(loss)	(138,973,831)	(81,649,258)	(17,123,225)
Distributable earnings/
(accumulated deficit)	$(152,707,844)	$(85,117,005)	$8,611,479

The differences between book and tax-basis cost are attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2019, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

As of August 31, 2019, the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Vident International Equity Fund	$130,050,197	$8,909,964
Vident Core U.S. Equity Fund	$78,172,824	$3,476,434
Vident Core U.S. Bond Strategy ETF	$8,983,110	$8,140,115

Vident Core U.S. Bond Strategy ETF utilized $4,159,980 of capital loss carryforward during the fiscal year ended August 31, 2019.

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2019, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$16,869,109	$—
Vident Core U.S. Equity Fund	$8,142,853	$—
Vident Core U.S. Bond Strategy ETF	$15,195,394	$—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2018, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$16,139,876	$—
Vident Core U.S. Equity Fund	$7,946,564	$—
Vident Core U.S. Bond Strategy ETF	$13,197,299	$—

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc.(“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 100,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

The Funds each currently offer one class of shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Fund charges $5,000; Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF each charge $750 for the standard fixed transaction fee, payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee payable to each Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% in Vident International Equity Fund and Vident Core U.S. Equity Fund and up to a maximum of 3% in Vident Core U.S. Bond Strategy ETF as a percentage of the value of the Creation Units subject to the transaction.

Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges.

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the current fiscal period, Thrivent Trust Company, as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

VIDENT FUNDS

EXPENSE EXAMPLES
For the Six-Months Ended February 29, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

VIDENT FUNDS

EXPENSE EXAMPLES
For the Six-Months Ended February 29, 2020 (Unaudited) (Continued)

Vident International Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	September 1, 2019	February 29, 2020	the Period(a)
Actual	$1,000.00	$ 973.10	$2.99
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,021.83	$3.07

Vident Core U.S. Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	September 1, 2019	February 29, 2020	the Period(b)
Actual	$1,000.00	$ 979.50	$2.46
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.38	$2.51

Vident Core U.S. Bond Strategy ETF

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	September 1, 2019	February 29, 2020	the Period(c)
Actual	$1,000.00	$1,024.50	$2.06
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.82	$2.06

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.61%, multiplied by the average account value during the period, multiplied by 182/366, to reflect the period. See Note 3.

(b)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.50%, multiplied by the average account value during the period, multiplied by 182/366, to reflect the period. See Note 3.

(c)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.41%, multiplied by the average account value during the period, multiplied by 182/366, to reflect the period. See Note 3.

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended August 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Fund	78.78%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2019 was as follows:

Vident International Equity Fund	1.15%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

SHORT-TERM CAPITAL GAIN

For the year ended August 31, 2019, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Fund	0.00%
Vident Core U.S. Equity Fund	0.00%
Vident Core U.S. Bond Strategy ETF	0.00%

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited) (Continued)

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue code, the Funds designated the following amounts as foreign taxes paid for the year ended August 31, 2019.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of
Ordinary Income
Distribution
	Creditable	Per	Derived from
	Foreign Taxes	Share	Foreign
	Paid	Amount	Sourced Income
Vident International Equity Fund	2,318,686	$0.0920	100.00%
Vident Core U.S. Equity Fund	—	—	—
Vident Core U.S. Bond Strategy ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

VIDENT FUNDS

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntfunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI.  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the website at www.videntfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.videntfunds.com.

INFORMATION ABOUT THE TRUSTEES
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.videntfunds.com.

(This Page Intentionally Left Blank.)

Adviser
Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia  30009

Sub-Adviser
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia  30009

Index Provider
Vident Financial, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia  30009

Distributor
ALPS Distributors, Inc.
1290 Boradway, Suite 1000
Denver, Colorado  80203

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin  53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004-2541

Vident International Equity Fund	Vident Core U.S. Equity Fund
Symbol – VIDI	Symbol – VUSE
CUSIP – 26922A404	CUSIP – 26922A503

Vident Core U.S. Bond Strategy ETF
Symbol – VBND
CUSIP – 26922A602

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)     /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    April 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    April 29, 2020

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    April 29, 2020

* Print the name and title of each signing officer under his or her signature.